Other Information (Tables)	12 Months Ended
Dec. 31, 2017
Other Information
Schedule of Future Minimum Commitments From Leases

The future minimum commitments from leases are as follows:

(in EUR thousand)	2017	2016	2017	2016	2017	2016
	≤ 1 Year		1 Year - 5 Years		> 5 Years
Operating Lease Commitments
Building Rent	516	520	1.780	1.870	1.188	1.620
Vehicle Leases	395	274	390	375	-	-
Operating and office equipment	21	23	16	37	-	-